Average Annual Total Returns{- Fidelity® Growth & Income Portfolio} - 07.31 Fidelity Growth & Income Portfolio K PRO-07 - Fidelity® Growth & Income Portfolio	Fidelity® Growth & Income Portfolio Class K Return Before Taxes Past 1 year	Fidelity® Growth & Income Portfolio Class K Return Before Taxes Past 5 years	Fidelity® Growth & Income Portfolio Class K Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	8.09%	11.81%	11.82%	18.40%	15.22%	13.88%